Net borrowings - Bonds issued and repaid (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of bonds issued and repaid [line items]
Repaid	£ (1,340)	£ (1,521)	£ (1,247)
Bonds issued and repaid	889	742	(216)
€ denominated
Schedule of bonds issued and repaid [line items]
Issued	441	1,371	636
Repaid	0	(769)	(696)
£ denominated
Schedule of bonds issued and repaid [line items]
Issued	0	892	395
$ denominated
Schedule of bonds issued and repaid [line items]
Issued	1,788	0	0
Repaid	£ (1,340)	£ (752)	£ (551)